Other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other payables
Holiday pay accrual	€ 612	€ 493
Salary	2,186	889
Accrued expenses	2,228	1,485
Foreign currency option - current	10	654
Other	131	112
Total other payables	€ 5,167	€ 3,633